Organization, Recent Accounting Pronouncements, Going Concern and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Aug. 31, 2015
Organization Recent Accounting Pronouncements Going Concern And Summary Of Significant Accounting Policies Tables
Estimated useful lives of depreciable assets	The estimated useful lives of depreciable assets are:
Estimated
Useful Lives

Office equipment	3-5 years
Furniture & equipment	5-7 years